Supplement dated June 16, 2010
to the Prospectus for Principal Variable Contracts Funds, Inc.
Dated May 1, 2010
(as supplemented on May 3, 2010 and May 19, 2010)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

EQUITY INCOME ACCOUNT
Effective June 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the Russell
1000 Value Index is a better representation of the investment universe for this Account’s investment philosophy than the S&P 500/Citigroup Value Index and the S&P 500 Index.

Average Annual Total Returns

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Equity Income Account - Class 1 (inception 04/28/1998)	20.00%	1.68%	6.43%
Equity Income Account - Class 2 (inception 05/01/2001)	19.76%	1.43%	6.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)	21.18%	-0.27%	1.20%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69%	-0.25%	2.47%

INCOME ACCOUNT
Effective June 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the Barclays
Capital Aggregate Bond Index is a better representation of the investment universe for this Account’s investment philosophy than the Citigroup Broad Investment Grade Bond Index.

Average Annual Total Returns

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Income Account - Class 1 (inception 05/07/1993)	18.37%	5.38%	7.02%
Income Account - Class 2 (inception 11/06/2001)	18.17%	5.13%	6.76%
Citigroup Broad Investment Grade Bond Index	5.06%	5.22%	6.47%
(reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index	5.93%	4.97%	6.33%
(reflects no deduction for fees, expenses, or taxes)

MONEY MARKET ACCOUNT
In the Principal Investment Strategies, in the first sentence of the second paragraph, delete “90” and substitute “60.”

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
Delete the Annual Account Operating Expenses table and substitute the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class 1	Class 2

Management Fees	0.24%	0.24%
Distribution and/or Service (12b-1) Fee	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund (Underlying Fund) Operating Expenses	0.74%	0.74%
Total Annual Account Operating Expenses	0.99%	1.24%

MANAGEMENT OF THE FUND
Under the sub-heading “The Sub-Advisors,” add the following after the second paragraph:
Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the
Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre-
and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.

In the section for Principal Global Investors, LLC, add the following:
Add the following to Michael Ade’s biographical information: As a co-employee of PGI and Principal Global Investors
(Singapore) Limited, Mr. Ade manages Principal Fund assets as an employee of PGI.

Add the following to Juliet Cohn’s biographical information: As a co-employee of PGI and Principal Global Investors
(Europe) Limited, Ms. Cohn manages Principal Fund assets as an employee of PGI.